Note 11 - Stock Options	12 Months Ended
Mar. 31, 2023
Statement Line Items [Line Items]
Disclosure of share-based payment arrangements [text block]
11.	Stock options

Year ended March 31, 2023

During the year ended March 31, 2023, the Company granted 1,290,713 stock options at an average exercise price of $1.44 per share. 997,608 of the options were granted to the Company’s officers and employees and vest 1/3 after one year, 1/3 after two years and 1/3 after three years, and have a ten-year life; and 293,105 options were granted to directors of the Company at a price of $1.45 and vest 50% upon issuance and 50% after 1 year and have a five-year life.

Year ended March 31, 2022

During the year ended March 31, 2022, the Company granted 1,097,056 stock options at an average exercise price of $3.55 per share. 812,706 of the options were granted to the Company’s officers and employees and vest 1/3 after one year, 1/3 after two years and 1/3 after three years, and have a ten-year life; and 20,000 stock options granted to a consultant vest 1/3 after one year, 1/3 after two years and 1/3 after three years, and have a ten-year life. 264,350 options were granted to directors of the Company at a price of $2.72 and vest 50% upon issuance and 50% after 1 year and have a five-year life.

Year ended March 31, 2021

During the year ended March 31, 2021, the Company granted 450,084 stock options at an average exercise price of $5.14 per share. 212,464 of the options were granted to the Company’s officers and employees and vest 1/3 after one year, 1/3 after two years and 1/3 after three years, and have a ten-year life; 62,620 stock options granted to the Company’s Board of Directors vest 50% immediately and 50% after one year and have a five-year life; 75,000 stock options granted to a consultant vest monthly over 48 months and have a 10-year life; and 100,000 stock options granted to a consultant vest monthly over 16 months and have a 5-year life.

Stock option transactions for the years ended March 31, 2023, 2022, and 2021 are set forth below:

	Number of options	Weighted average exercise price
Balance outstanding at March 31, 2020	4,130,000	$1.56
Granted	450,084	5.14
Exercised	(240,710)	1.29
Forfeited	(184,290)	1.67
Balance outstanding at March 31, 2021	4,155,084	$1.96
Granted	1,097,056	3.55
Exercised	(84,880)	1.47
Forfeited	(702,620)	4.23
Balance outstanding at March 31, 2022	4,464,640	$2.00
Granted	1,290,713	1.44
Expired	(100,000)	2.88
Forfeited	(45,000)	3.86
Balance outstanding at March 31, 2023	5,610,353	1.84

The following table summarizes information about stock options outstanding at March 31, 2023:

	Options Outstanding			Options Exercisable
Exercise Prices	Options	Weighted average remaining contractual life	Weighted average exercise price	Options	Weighted average exercise price
$		Years	$		$
1.00-1.99	3,230,713	6.48	1.27	2,101,553	1.19
2.00-2.99	1,579,000	4.10	2.03	1,579,000	2.03
3.00-5.19	800,640	4.43	3.76	468,589	3.96
	5,610,353	5.52	1.84	4,149,142	1.90

The following assumptions were used in the Black-Scholes option-pricing model to determine the fair value of stock options granted during the year:

	March 31, 2023	March 31, 2022	March 31, 2021

Exercise price	$1.36-1.45	$2.05-4.85	$5.11-5.19
Grant date share price	$1.36-1.45	$2.05-4.85	$5.11-5.19
Risk free interest rate	5.10%	1.0%	1.0%
Expected life of options (years)	5	5	5
Expected volatility	90%	90%	103%
Expected dividend yield	-	-	-
Forfeiture rate	0% - 15%	0% - 15%	0% - 15%
Weighted average fair value of options granted during the year	$1.04	$2.58	$4.01